Loans Measured at Amortized Cost - Summary of Loans (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ 491,978,044	$ 340,575,296	₩ 472,071,840
Loans measured at amortized cost
Details Of Loans [Line Items]
Loans At Amortized Cost	496,800,668		477,066,990
Deferred loan origination fees and costs
Details Of Loans [Line Items]
Loans At Amortized Cost	583,572		638,230
Allowances for credit losses
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ (5,406,196)		₩ (5,633,380)